Accounts Payable Related to Concessions	12 Months Ended
Dec. 31, 2022
Accounts Payable Related To Concessions
Accounts Payable Related to Concessions

25.	Accounts Payable Related to Concessions

					Discount	Annual
	Company	Grant	Signature	Closing	rate	Adjustment	12.31.2022	12.31.2021
HPP Mauá	Copel GeT	06.29.2007	07.03.2007	05.2047	5.65% p.y.	IPCA	21,587	20,495
HPP Colider	Copel GeT	12.29.2010	01.17.2011	01.2046	7.74% p.y.	IPCA	30,518	27,376
HPP Baixo Iguaçu	Copel GeT	07.19.2012	08.20.2012	01.2047	7.74% p.y.	IPCA	9,050	8,595
HPP Guaricana	Copel GeT	03.03.2020	03.03.2020	03.2025	7.74% p.y.	IPCA	2,200	2,894
HPP Fundão and HPP Santa Clara	Elejor	10.23.2001	10.25.2001	05.2037	11.00% p.y.	IGPM	874,187	844,599
							937,542	903,959
						Current	105,003	104,963
						Noncurrent	832,539	798,996
Discount rate applied to calculate present value
Real and net discount rate, compatible with the estimated long-term rate, not being linked to the expectation of return from the project.
Payment to the federal government
Monthly installments equivalent to 1/12 of the annual payment restated, as defined in the concession agreement.

25.1	Changes in accounts payable related to concessions

Balance as of January 1, 2021	731,864
Additions	65,269
Adjust to present value	78,203
Monetary variations	117,053
Payments	(88,430)
Balance as of December 31, 2021	903,959
Additions	1,855
Adjustment to present value	27,063
Monetary variations	112,890
Payments	(108,225)
Balance as of December 31, 2022	937,542
25.2	Nominal value and present value of accounts payable related to concession

	Nominal value	Present value
2023	115,062	105,003
2024	115,106	94,974
2025	114,304	85,101
2026	114,036	76,626
After 2026	1,583,477	575,838
	2,041,985	937,542